Taxes on Income - Undistributed earnings (Details) $ in Millions	Dec. 31, 2025 USD ($)
Operating loss carryforwards
Undistributed earnings reinvested indefinitely	$ 0
Deferred tax liability on undistributed earnings	0
Interest carryforward amount	20
Foreign country
Operating loss carryforwards
Foreign operating loss carryforward amount	$ 1